Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

(in millions, except per share data)	First quarter	Second quarter	Third quarter	Fourth quarter	Total year
2014
Revenue	$1,196	$1,302	$1,263	$1,290	$5,051
Operating profit (loss)	$420	$476	$366	$(1,148)	$113
Income (loss) from continuing operations	$268	$310	$215	$(984)	$(191)
Income from discontinued operations	$7	$6	$2	$163	$178
Net income (loss)	$275	$316	$217	$(821)	$(13)
Net income (loss) attributable to McGraw Hill Financial common shareholders:
Income (loss) from continuing operations	$241	$286	$188	$(1,009)	$(293)
Income from discontinued operations	7	6	2	163	178
Net income (loss)	$248	$292	$190	$(846)	$(115)

Earnings (loss) per share attributable to McGraw Hill Financial, Inc. common shareholders:
Income (loss) from continuing operations:
Basic	$0.89	$1.05	$0.69	$(3.71)	$(1.08)
Diluted	$0.87	$1.04	$0.68	$(3.71)	$(1.08)
Income from discontinued operations:
Basic	$0.02	$0.02	$0.01	$0.60	$0.66
Diluted	$0.02	$0.02	$0.01	$0.60	$0.66
Net income (loss):
Basic	$0.91	$1.08	$0.70	$(3.11)	$(0.42)
Diluted	$0.89	$1.06	$0.69	$(3.11)	$(0.42)

2013
Revenue	$1,140	$1,205	$1,152	$1,206	$4,702
Operating profit	$269	$423	$395	$271	$1,358
Income from continuing operations	$168	$266	$258	$182	$874
Income (loss) from discontinued operations	$587	$11	$(13)	$6	$592
Net income	$755	$277	$245	$188	$1,466
Net income attributable to McGraw Hill Financial common shareholders:
Income from continuing operations	$147	$243	$228	$165	$783
Income (loss) from discontinued operations	588	11	(13)	6	593
Net income	$735	$254	$215	$171	$1,376

Earnings (loss) per share attributable to McGraw Hill Financial, Inc. common shareholders:
Income from continuing operations:
Basic	$0.52	$0.88	$0.83	$0.61	$2.85
Diluted	$0.52	$0.87	$0.82	$0.60	$2.80
Income (loss) from discontinued operations:
Basic	$2.10	$0.04	$(0.05)	$0.02	$2.16
Diluted	$2.07	$0.04	$(0.05)	$0.02	$2.12
Net income:
Basic	$2.62	$0.93	$0.79	$0.63	$5.01
Diluted	$2.59	$0.91	$0.77	$0.62	$4.91

Note - Totals presented may not sum due to rounding.